PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 6,266	$ 8,508	$ 7,051
Property Plant And Equipment Pledged For Short Term Loans	1,014	1,161
Property Plant And Equipment Pledged For Long Term Loans	28,984	32,077
Property Plant And Equipment Pledged For Line Of Credit	$ 3,976	$ 3,479